Long-term investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Long-term investments (note 8)	$ 3,824	$ 3,088
Weichai Westport, Inc.
Schedule of Investments [Line Items]
Long-term investments (note 8)	1,824	1,824
Minda Emer Technologies Limited
Schedule of Investments [Line Items]
Long-term investments (note 8)	1,852	1,116
Other equity accounted investees
Schedule of Investments [Line Items]
Long-term investments (note 8)	$ 148	$ 148